Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and bonuses	$ 1,973,250	$ 1,619,150
Stock-based compensation	192,160	105,896
Total	2,165,410	1,725,046
Transactions with significant shareholder - Greybrook Health Inc
Trade and other payable for management services	71,286	58,954
Loan from significant shareholder	$ 389,243	$ 1,357,923